Shareholder Report, Holdings (Details) - C000016694	Dec. 31, 2025
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.00%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%